Sterling Capital Small Value Fund | Institutional Shares
Summary Sterling Capital Small Value Fund
Investment Objective
The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Sterling Capital Small Value Fund Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net assets value at the time of redemption)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sterling Capital Small Value Fund Institutional Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.06%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Sterling Capital Small Value Fund Institutional Shares	108	337	585	1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.86% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”), U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”).

Sterling Capital Management LLC’s (“Sterling Capital”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.
Institutional Shares Annual Total Returns for years ended 12/31	[1]
[1]	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Best quarter: 32.90% 06/30/09 Worst quarter: –27.72% 12/31/08
Average Annual Total Returns as of December 31, 2012	[1]
Average Annual Total Returns Sterling Capital Small Value Fund Institutional Shares	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes	12.47%	[1]	6.08%	[1]	9.56%	[1]	9.02%	[1]	Jan. 02, 1997
Return After Taxes on Distributions	12.27%	[1]	5.62%	[1]	7.92%	[1]	7.40%	[1]	Jan. 02, 1997
Return After Taxes on Distributions and Sale of Fund Shares	8.37%	[1]	5.16%	[1]	7.97%	[1]	7.37%	[1]	Jan. 02, 1997
Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)	18.05%	[1]	3.55%	[1]	9.50%	[1]	8.53%	[1]	Jan. 31, 1997
[1]	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.